Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Material Accounting Policies [Abstract]
Material Accounting Policies
3.	Material Accounting Policies
The Group has consistently applied the following accounting policies to all periods presented in these consolidated financial statements.

A.	Basis of consolidation

i.	Business combinations
The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Tra nsaction
costs are expensed as incurred.

ii.	Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
Also, in preparing the consolidated financial statements of the Company, the effects of all transactions between subsidiaries were eliminated.

iii.	Non-controlling interest
For each business combination, the Group elects whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets as of the date of acquisition.
Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

iv.	Common control transactions
The Company presents common control transactions at the date the transaction occurs without re-presenting
comparative information, unless material. Material common control transactions are presented as if the transaction had occurred before the start of the earliest period presented.

v.	Associates
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and OCI of equity-accounted investees, until the date on which significant influence or joint control ceases.

vi.	Joint arrangements
Under IFRS 11, investments in joint arrangements are classified as joint operations or as joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined that they are joint ventures.
Joint ventures are accounted for using the equity method. Under the equity method, equity in joint ventures is initially recognized at cost and subsequently adjusted to recognize the Group’s share in profits or losses and other post-acquisition movements in other comprehensive income. When the Group’s share in the losses of a joint venture is equivalent to or exceeds its share in such joint venture (including any long-term share that is substantially part of the Group’s net investment in the joint venture), the Group does not recognize additional losses, unless it has assumed obligations or made payments on behalf of the joint ventures.
Unrealized gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s share in such joint ventures. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of the transferred asset.
The profit resulting from the equity method is included in the consolidated statement of profit or loss and other comprehensive income.

vii.	Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with companies whose investment is recognized using the equity method are eliminated from the investment in proportion to the Group’s interest in the investment. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

B.	Financial instruments

i.	Recognition and initial measurement
Trade receivables and debt instruments are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is an account receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not measured at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

ii.	Classification and subsequent measurement

•	Financial assets
On initial recognition, a financial asset is classified as measured at amortized cost or at fair value through profit and loss.
Financial assets are not reclassified subsequent to their initial recognition, unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not measured at FVTPL:

•	It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All financial assets not classified as measured at amortized cost or FVOCI as described above are m ea
sured at FVTPL. This includes all derivative financial assets that are not cash flow hedge. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Business model assessment
The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to Management. The information considered includes:

•
The stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether Management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

•	How the performance of the portfolio is assessed and reported to the key personnel of the Group’s Management;

•	The risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

•	How managers of the business are compensated – e.g., whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

•	The frequency, value, and timing of sales in prior periods, the reasons for such sales and expectations about future sales.
Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.
Financial assets that are held for trading or are managed and whose performance is assessed on a fair value basis are measured at FVTPL.
Assessment whether contractual cash flows are solely payments of principal and interest
For the purposes of this assessment, “principal” is defined as the fair value of the financial asset on initial recognition. “Interest” is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as a profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows so that it would not meet this condition. In making this assessment, the Group considers:

•	Contingent events that would change the amount or timing of cash flows;

•	Terms that may adjust the contractual coupon rate, including variable-rate features;

•	Prepayment and extension features; and

•	Terms that limit the Group’s claim to cash flows from specified assets (e.g., non-recourse features).
A prepayment feature is consistent solely with the payments of principal and interest criterion if the prepayment amount substantially represents the amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a significant discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Subsequent measurement and gains and losses

Financial assets at FVTPL
These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss. However, see note 3.B.v for derivatives designated as hedging instruments.

Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses, and impairment are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
The Group classified its financial assets at amortized cost and FVOCI.

•	Financial liabilities
Classification, subsequent measurement and gains and losses
Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading,
if it is a derivative or if it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

iii.	Derecognition
Financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset.
The Group enters into transactions whereby it transfers assets recognized in its consolidated statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not de reco
gnized.

Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged or canceled or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

iv.	Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

v.	Derivative financial instruments
The Group holds derivative financial instruments to hedge some of its foreign currency and interest rate risk exposures. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.
Derivatives are initially measured at fair value. Subsequent to initial recognition, derivative financial instruments are measured at fair value, and changes therein are generally recognized in profit or loss.
The Group designates certain derivatives as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates.
At the inception of designated hedging relationships, the Group documents the risk management objective and strategy for undertaking the hedge. The Group also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.
Cash flow hedges
When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in OCI and accumulated in the hedging reserve. The effective portion of changes in the fair value of the derivative that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.
The Group designates only the intrinsic value of purchased Call Spread options as the hedging instrument in cash flow hedging relationships. The change in fair value of the time value of purchased Call Spread contract is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity. The time value at the date of designation of the option as a hedging instrument is amortized linearly over the period during which the hedge relationship meets the qualifying criteria to apply hedge accounting.

In the case of Interest Rate Swap agreements, the Group designates the complete contract as hedging instrument.
In a cash flow hedge of the forward foreign currency risk and interest rate risk of a payable or receivable, the amount accumulated in the hedging reserve and the cost of hedging reserve shall be reclassified from the separate component of the equity to profit or loss over the period the payable or receivable affects profit or loss, because changes in exchange rates will affect the amount of cash required to settle the item (as measured by reference to the entity’s functional currency).
If the hedge no longer meets the criteria for hedge accounting or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial
item, it is included in the
non-financial
item’s cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss.
If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve are immediately reclassified to profit or loss.

C.	Impairment

i.	Non-derivative financial assets
Financial instruments
The Group recognizes loss allowances for expected credit losses (“ECLs”) on financial assets measured at amortized cost.
Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, loss of the value of money over time and individual analysis of the clients (considering their geographical location).
The Group considers a financial asset to be in default when the client is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held).
Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired.
A financial asset is
“credit-impaired”
when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is
credit-impaired
includes the evaluation of all the following observable data:

•	Significant financial difficulty of the debtor or issuer;

•	A breach of contract such as a default or being more than 360 days past due;

•	It is probable that the debtor will enter bankruptcy or other financial reorganization; or

•	The disappearance of an active market for a security because of financial diff icultie s.

Presentation of allowance for ECL in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
Write-off
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For individual customers and for corporate customers, the Group individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

ii.	Non-financial assets
At each reporting date, the Group reviews the carrying amounts of its non-financial
assets (other than investment property, inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets with an indefinite useful life are tested annually for impairment.
For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using an after-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

D.	Cash and cash equivalents
Cash and cash equivalents presented in the consolidated statement of financial position include cash on hand, demand deposits at banks and other highly marketable debt investments with maturity of three months or less that are not subject to significant risk of changes in value.

E.	Inventories
Inventories are measured at the lower of cost and net realizable value. The net realizable value is the estimated selling price of the inventories in the ordinary course of business, less discounts and other costs and expenses incurred to put the inventories to sale. Cost is determined using the weighted average method.

Provisions for obsolescence and net realizable value are estimated based on a specific analysis made at each reporting date of the consolidated financial statements. The reduction of the carrying amount of inventories to their net realizable value is recorded under “provision for impairment of inventories” with a charge to profit or loss in the period in which it is estimated that such reductions will occur.

F.	Intangibles
Goodwill
Goodwill arises from the acquisition of subsidiaries and represents the excess between the cost of an acquisition and the fair value of the Group’s interest in the net identifiable assets at the date of the acquisition.
Goodwill arising from a business combination is allocated to each CGU or group of CGUs that are expected to benefit from the synergies of the combination. Each CGU or group of GCUs to which goodwill is allocated represents the lowest level of cash-flow generating assets within the entity at which goodwill is monitored by Management.
The identification of the CGU requires a critical judgment of Management. The Group has defined its CGUs as each of the companies acquired because they are the smallest identifiable groups of assets that generate cash flows and that are largely independent of the cash inflows of other assets or groups of assets.
Goodwill is tested for impairment at least annually and recorded at cost less accumulated impairment losses. The carrying amount of goodwill is compared to the recoverable amount, which is the greater of value in use and fair value less costs to sell. Any impairment is recognized immediately as an expense and cannot be reversed.
Acquired trademark
The trademarks are “Oncogenomics“ in Peru, “Clínica Portoazul,” “Las Américas” and “IMAT” in Colombia, and “OCA Hospital” and “Dentegra” in Mexico (note 1.C), which were identified in the acquisitions. The trademarks with presence in Mexico and Colombia offer a broad portfolio of healthcare services to their patients through the different entities under which OCA Hospital, Clínica Portoazul and PMLA operate and the trademarks with presence in Peru offer a broad portfolio of clinical laboratory services to their patients through the laboratory Oncogenomics. The estimated market value was determined using the relief-from-royalty method. Management evaluated its recognition and growth in the Peruvian, Colombian and Mexican market, and assessed that they have an indefinite useful life.
Customer relationship
It includes the estimated market value of the contracts with insures for cardiology services and client services identified as a result of the acquisition of Hospital y Clínica OCA S.A. de C.V. (note 1.C.), Patología Oncológica S.A.C., Oncogenomics S.A.C. and Promotora Médica las Américas. The estimated useful life is 8 years for Hospital y Clinica OCA S.A. de C.V., 18 years for Pagología Oncológica S.A.C., 17 years for Oncogenomics S.A.C. and 10 years for Promotora Médica las Américas S.A.
Other intangibles assets
Intangibles other than goodwill are acquired separately, and are measured at cost less subsequent amortization and impairment losses.
Surface right agreement
Corresponds to the surface rights agreement signed between Medicser and the Pe ruvi
an Red Cross Society, owner of the land, and acquired on 2011.

Amortization is charged to the consolidated statement of profit or loss and other comprehensive income on a straight-line basis as follows:

Years
Software	2 to 10
Customer relationships	10 to 18
Surface rights agreement	40
Assets that are subject to amortization are reviewed for impairment when events or circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statement of profit or loss and other comprehensive income to reduce the carrying amount to recoverable amount.

G.	Property, furniture and equipment

i.	Recognition and measurement
Land, buildings and facilities, medical equipment, and furniture are measured at cost, less accumulated depreciation and any accumulated impairment losses. Borrowing costs related to the acquisition or construction of qualifying assets are capitalized as part of the cost of that asset.
Other disbursements for service and repair are charged to the consolidated statement of profit or loss and other comprehensive income in the period when incurred. In case significant spare parts of an item of property, furniture and equipment have different useful lives, then they are accounted for as separate items (major components) of property, furniture and equipment.
Any gain or loss on disposal of an item of land, buildings and facilities, medical equipment, and furniture is recognized in profit or loss.
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized as part of the cost of the asset. The Group defines qualifying assets as construction projects or other assets for which a minimum period of twelve months is needed to get ready for its intended use or sale (note 11).

ii.	Subsequent expenditure
Subsequent expenditures are included in the carrying amount of the asset or they are recognized as a separate asset, as appropriate, only when it is probable that future economic benefits will flow to the Group and the cost of these assets can be measured reliably.

iii.	Depreciation
Depreciation is calculated to write off the cost of items of property, furniture and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is generally recognized in profit or loss.
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Years
Buildings and premises	7 to 100
Medical equipment	3 to 15
Vehicles	4 to 10
Furniture, fixtures and various equipment	3 to 20
IT equipment	3 to 10
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

H.	Public service concession arrangements
Public Service Concession Arrangements are defined in the International Financial Reporting Interpretations IFRIC 12
Service Concession Arrangements
and are accounted regarding the consideration received for the infrastructure.
In 2010, Consorcio Trecca S.A.C. (hereinafter, “Consorcio Trecca”), a subsidiary of the Group, entered into a
20-year
concession agreement with the Peruvian Social Health Insurance (hereinafter, “EsSALUD”), a decentralized public agency attached to the Ministry of Labor and Employment Promotion, focused on granting prevention, promotion, economic benefits and social benefits that correspond to the Social Security contributory system. The concession was given to Consorcio Trecca, as operator of the concession, with the obligation to renovate, operate and maintain the Torre Trecca, located in the city of Lima. The Group holds a 99.99% interest in Consorcio Trecca.
On July 15, 2011, Consorcio Trecca and EsSALUD agreed to suspend the obligations prior to the start date of the investment period. This suspension was extended until January 2018.
In November 2018, Consorcio Trecca and EsSALUD were able to make the direct deals associated with the agreements to update the investment amounts and the contractual rates, which will be in effect at the beginning of the operation period.
Since June 26, 2019, both agreed to start again with the coordination of the preparation of the engineering study and update of the schedule of the project development plan.
The Group recognizes a financial asset to the extent that it has an unconditional contractual right to receive cash or another financial asset from, or at the direction of, the grantor for the construction services. This right arises where the grantor has little or no discretion to avoid payment, usually because the agreement is enforceable by law. In the event that the fair value of the construction services provided exceeds the fair value of the recognized financial asset, the difference will be recognized as an intangible asset (note 6.i).
The Group recognizes an intangible asset arising from a service concession arrangement when it has a right to charge for use of the concession infrastructure. An intangible asset received as consideration for providing construction or upgrade services in a service concession arrangement is measured at fair value on initial recognition with reference to the fair value of the services provided (note 12).

I.	Assets held-for-sale
Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale or held-for-distribution to owners if it is highly probable that they will be recovered primarily through sale rather than through continuing use.
Such assets are generally measured at the lower of their carrying amount and fair value less costs to sell. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis. Impairment losses on initial classification as held-for-sale
or
held-for-distribution
and subsequent gains and losses on remeasurement are recognized in profit or loss.
Once classified as held-for-sale, the property, furniture and equipment are no longer dep reciat
ed.

J.	Leases
At inception of a contract, the Group assesses whether a contract is, or con tain
s, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

i.	As a lease
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone
prices. However, for the leases of property the Group has elected not to separate non-lease
components and account for the lease and
non-lease
components as a single lease component.
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which includes the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred.
The
right-of-use
asset is subsequently depreciated using the
straight-line
method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option. In that case, the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability include the following:

•	Fixed payments, including in-substance fixed payments;

•	Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	Amounts expected to be payable under a residual value guarantee; and

•
The exercise price under a purchase option that the group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.

Short-term leases and leases of
low-value
assets.
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets (IT equipment) and
short-term
leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line
basis over the lease term.

K.	Trade accounts payable
Trade accounts payable are obligations to pay for medicines or services acquired from suppliers in the ordinary course of business. Accounts payable are classified as “current liabilities” if payment is to be made in a year or less; otherwise, they are presented as
“non-current
liabilities.”
Accounts payable are initially recognized at fair value, and subsequently they are measured at amortized cost using the effective interest method.
When the Group has an arrangement in which the bank agrees to pay amounts to a participating supplier in respect of invoices owed by the Group and receives settlement from the Group at a later, the accounts payable under factoring are included within operating cash flows because they continue to be part of the normal operating cycle of the Group and the payments to a supplier by the bank are considered non-cash
transactions.

L.	Employee benefits
Defined benefit plans
A benefit plan is defined as an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation.
The liability recognized in the combined statements of financial position in respect of defined benefit plans is the present value of the defined benefit obligation as of the date of the combined statements of financial position less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit cost method. The present value of the defined benefit obligation is determined by discounting the estimated future cash flows using discount rates that are denominated in the currency in which the benefits will be paid, and that have maturities that approximate the terms of the pension liability.
Actuarial gains and losses arising from adjustments and changes in actuarial assumptions are recorded directly in stockholders’ equity in other comprehensive income in the year in which they occur and are not reclassified to profit or loss for the period.
The Group determines the net financial expense (income) by applying the discount rate to the net defined benefit liability.
Past service costs are recognized immediately in the consolidated statements of income and other comprehensive income statement.
Profit sharing
For the Company and its Peruvian subsidiaries and Mexican subsidiaries, the employees’ profit sharing is calculated in accordance with current legal regulations on the same net taxable base used to calculate the income tax. In the case of the Peruvian subsidiaries, the rate of profit sharing is 5%, on the net taxable base of the current year. According to the Peruvian law, there is a limit in profit sharing that an employee can receive, equivalent to 18 monthly salaries. In the case of the Mexican subsidiaries, the rate of profit sharing is 10%, on the net taxable base of the current year.

In Colombian subsidiaries, employees’ profit sharing is not applicable. It is replaced by a legal bonus composed of an additional month’s salary that is paid twice during the year, in June and December, respectively. This bonus is mandatory even if the company does not obtain earnings. Additionally, the Board is able to approve voluntary bonuses for certain employees with high performance during a profitable year.
Legal bonuses
The Group recognizes the expense for legal bonuses and their related liabilities under laws and regulations currently in force in Peru. The legal bonuses include an additional month’s salary that is paid in July and December, respectively.
Termination benefits
Termination benefits are recognized in accordance with Peruvian, Colombian and Mexican legislation in profit or loss when paid, i.e., when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits.
Severance payment (CTS for its Spanish acronym)
In Peru, severance payment of personnel from the Group’s companies (CTS for its Spanish acronym) includes employees’ indemnities calculated according to current legislation, which shall be deposited in May and November annually in bank accounts designated by employees. Severance payment is equivalent to 50% of a current remuneration as of the date of deposit. The Group has no obligation to make any additional payments once it has made the annual deposits of funds to which the employee is entitled.
In Colombia, severance payment of personnel from the Group’s companies includes employees’ indemnities calculated according to current legislation, which shall be transferred in the fund selected by the employee at the end of the year or when the work contract finished. Severance payment is equivalent to one current remuneration.
Vacations
Personnel’s annual vacations are recognized on an accrual basis. The provision for estimated annual vacation obligations is recognized at each date of preparation of the consolidated statement of financial position.

M.	Insurance contracts
Recognition
The Group recognizes groups of insurance contracts that it issues from the earliest of the following:

•	The beginning of the coverage period of the group of contracts;

•	The date when the first payment from a policyholder in the group is due, or when the first payment is received if there is no due date; and

•	For a group of onerous contracts, as soon as facts and circumstances indicate that the group is onerous.
The Group adds new contracts to the group in the reporting period in which that contract meets one of the criteria set out above.

Contract boundary
The Group includes in the measurement of a group of insurance contracts all the future cash flows within the boundary of each contract in the group. Cash flows are within the boundary of an insurance contract if they arise from substantive rights and obligations that exist during the reporting period in which the Group can compel the policyholder to pay premiums, or in which the Group has a substantive obligation to provide the policyholder with insurance contract services. A substantive obligation to provide insurance contract services ends when:
The Group has the practical ability to reassess the risks of the particular policyholder and, as a result, can set a price or level of benefits that fully reflects those risks, or:

•	Both of the following criteria are satisfied;

•
The Group has the practical ability to reassess the risks of the portfolio of insurance contracts that contain the contract and, as a result, can set a price or level of benefits that fully reflects the risk of that portfolio; and

•	The pricing of the premiums up to the date when the risks are reassessed does not take into account the risks that relate to periods after the reassessment date.
A liability or asset relating to expected premiums or claims outside the boundary of the insurance contract is not recognized. Such amounts relate to future insurance contracts.
Insurance finance income and expense
The Group does not disaggregate finance income and expenses, the effect of which are recognized through profit or loss. The Group has elected not to discount claims that are expected to be settled within one year from the date they are incurred.
Insurance revenue
The insurance revenue for the period is the amount of expected premium receipts allocated to the period. The Group allocates the expected premium receipts to each period of insurance contract services on the basis of the passage of time. However, if the expected pattern of release of risk during the coverage period differs significantly from the passage of time, then the allocation is made on the basis of the expected timing of incurred insurance service expenses. For the periods presented, all revenue has been recognized on the basis of the passage of time.
Identifying contracts in the scope of IFRS 17
IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts.
When identifying contracts in the scope of IFRS 17, the Group assesses whether a set of series of contracts needs to be treated as a single contract and whether embedded, investment components and goods and services components have to be separated and accounted for under another standard.
Level of aggregation
Under IFRS 17, insurance contracts are aggregated into groups for measurement purposes. Gr oups
of contracts are determined by first identifying portfolios of contracts, each comprising contracts subject to similar risk and managed together, and dividing each group into annual cohorts. Portfolios are further divided based on expected profitability at inception into three categories: onerous contracts, contracts with no significant risk of becoming onerous, and the remainder. When a contract is recognized, it is added to an existing group of contracts or, if the contract does not qualify for inclusion in an existing group, it forms a new group to which future contracts may be added.
The Group considers the nature, risk and line of products as criteria for identifying its portfolios and has determined that all insurance contracts will be grouped as a single portfolio.

Insurance acquisition cash flows
For insurance acquisition cash flows, the Group recognizes that the insurance acquisitions cash flows (IACF) are capitalized and amortized over the coverage period.
Measurement
On initial recognition, for a group of contracts that is not onerous at initial recognition, the Group measures the liability for remaining coverage as the premiums received on initial recognition, minus any insurance acquisition cash flows at that date, plus or minus any amount arising from the derecognition at that date of the asset or liability recognized for insurance acquisition cash flows that the Group pays or receives before the group of insurance contracts is recognized. The liability for remaining coverage does not include an adjustment for the time value of money, as the premiums are received within one year of the coverage period.
Insurance contracts – subsequent measurement
Subsequently, the carrying amount of the liability for remaining coverage is increased by any further premiums received and the earned IACF that are deferred, and decreased by the amount recognized as insurance revenue for services provided and the IACF paid. The Group expects the time between providing each part of the services and the related premium due date will be no more than a year. Accordingly, as permitted under IFRS 17, the Group will not adjust the liability for remaining coverage to reflect the time value of money and the effect of financial risk.
If at any time before and during the coverage period, facts and circumstances indicate that a group of contracts is onerous, then the Group will recognize a loss in profit or loss and increase the liability for remaining coverage to the extent that the current estimates of the fulfillment cash flows that relate to remaining coverage exceed the carrying amount of the liability for remaining coverage.
The Group recognizes the liability for incurred claims of a group of contracts at the amount of the fulfillment cash flows relating to incurred claims. As the future cash flows are expected to be paid in one year or less from the dates the claims are incurred, the Group decided not to discount cash flows.
Insurance contracts – modification and derecognition
The Group derecognizes insurance contracts when:

•	The rights and obligations relating to the contract are extinguished (i.e., discharged, cancelled or expired).
Or:

•
The contract is modified such that the modification results in a change in the measurement model or the applicable standard for measuring a component of the contract, substantially changes the contract boundary, or requires the modified contract to be included in a different group. In such cases, the Group derecognizes the initial contract and recognizes the modified contract as a new contract.

When a modification is not treated as a derecognition, the Group recognizes amounts paid or received for the modification with the contract as an adjustment to the relevant liability for remaining coverage.
Insurance acquisition cash flows
Insurance acquisition cash flows arise from the costs of selling, underwriting and begi nni
ng a group of insurance contracts (issued or expected to be issued) that are directly attributable to the insurance contract portfolio to which the group belongs. These cash flows include cash flows that are not directly attributable to individual contracts or groups of insurance contracts within the portfolio.

The Group has chosen to defer insurance acquisition cash flows using a systematic and rational method.

N.	Provisions
Provisions are recognized when the Group has a present obligation, either legal or constructive, as a result of past events, and when it is probable that an outflow of resources will be required to settle the obligation, and it is possible to reliably estimate its amount.
Provisions are measured at the present value of Management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period.

O.	Government grants
Government grants are assistance by government in the form of transfers of resources to an entity in return for past or future compliance with certain conditions relating to the operating activities of the entity. Such government grants may be given to an entity to help finance a particular asset or other expenditure.
Government grants should not be recognized until there is reasonable assurance that the entity will comply with the conditions attaching to it and that the grant will be received.
The Group recognizes an unconditional government grant in the income statement on a systematic basis over the periods in which the related costs towards which they are intended to compensate are recognized as expenses.
The loans are recognized and measured in accordance with IFRS 9 at its fair value, discounted using a market rate for a similar loan. The benefit of the below-market rate of interest, measured as the difference between the initial carrying value of the loan according to IFRS 9 and the proceeds received, is accounted for as a grant in accordance with IAS 20. The grant initially recognized as deferred income is recognized in profit or loss (compensating the finance cost) over the period of the loan covered.

P.	Income tax
Current tax
Current tax includes the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends.
Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of asset
s and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•
Temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	Taxable temporary differences arising on the initial recognition of goodwill.

Temporary differences in relation to a
right-of-use
asset and a lease liability for a specific lease are regarded as a net package (the lease) for the purpose of recognizing deferred tax.
Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.
Deferred tax assets and liabilities are offset only if certain criteria are met.
Uncertain tax treatment
The Group determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.

Q.	Share capital and share premium
Common shares are classified as equity and are determined using the par value of the shares that have been issued.
The share premium is the amount by which the fair value of the contribution exceeds the par value of the shares issued.

R.	Dividend distribution
In 2018, the Group approved the Dividends Policy, which establishes the distribution of the available profits, up to S/ 10,000 thousand per year. The General Shareholders Meeting will determine the distribution of dividends and the respective payment schedule. During the year 2024, 2023 and 2022, the Group did not distribute dividends.
Dividend distribution is recognized as a liability in the consolidated financial statements in the period in which dividends are approved by the Group’s shareholders.

S.	Contingent liabilities and assets
Contingent liabilities are not recognized in the consolidated financial statements. They are only disclosed in the notes to the financial statements, unless the possibility of an outflow of economic resources is remote. Contingent assets are not recognized in the consolidated financial statements and are only disclosed when an inflow of economic resources is probable.

T.	Revenue recognition
Revenue is measured at the fair value of the consideration received or receivable. The Group recognizes revenue when it identifies a contract with a customer, the performance obligations in the contract, determines the transaction price, and allocates the transaction price to the performance obligations in the contract as each performance obligation is met.

i.	Revenue recognition from oncologic healthcare plans
Revenues arising from oncologic healthcare plans include payments from individuals and corporate clients. The Group has 13 oncologic healthcare plans. Revenue is recognized over time in which the related plan participants are entitled to healthcare services. All oncologic healthcare plans have a one-year
duration and are automatically renewed, unless terminated by either party. The portion of the payment received that relates to unexpired risks at the base date are recognized in the “unearned premiums reserve” in the consolidated statement of financial position. The obligation of the Company is to provide health coverage from the moment the client is diagnosed with cancer, and in turn, the client has the right to receive the treatment according to the conditions and duration of the contract.

ii.	Revenue recognition from general healthcare services plan
Revenues arising from general healthcare services plan include payments from individual clients. The Group has one general healthcare plan called “Auna Salud.” Revenue is recognized over time in which the related plan participants are entitled to the general healthcare services. This plan has a one-year
duration with recurring monthly charges. The obligation of the Group is to provide general healthcare coverage from the moment the client requests health services, and in turn, the client has the right to receive the treatment according to the conditions of the plan.

iii.	Healthcare services
Revenue from healthcare services is recognized when services are rendered. Healthcare services revenue is recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies used in providing such treatment.
Contracts related to healthcare services include a variable consideration for which the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods and services to the insurance payers. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. The variable consideration is only related to price concession provided to insurance payers after healthcare services have been provided. The Group uses the expected value method to estimate the variable consideration given the large number of insurance payers that have similar characteristics and based on statistics of historical percentages of the issued credit notes (price concession). The Group then applies the requirements on constraining estimates of variable consideration in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue. For the year ended December 31, 2024, the variable consideration recorded by our healthcare services subsidiaries amounted to S/ 22,433 thousand (S/ 11,382 thousand and S/ 7,803 thousand as of
Decemb
er 31, 2023 and 2022, respectively) and is recorded in the Healthcare services revenue line item in the consolidated statement of profit or loss and other comprehensive income.

iv.	Sales of medicines
The sales of medicines are recognized when the medicines are delivered and have been accepted by customers. Revenue from the sale of medicines delivered during hospitalization is recognized at the time the medicine is used by the patient. The amount of revenue is recognized at the fair value of the medicines.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies:

Type of service	Nature and timing of satisfaction of performance obligations, including significant payment terms	Revenue recognition under IFRS 15
Healthcare services
The patient acquires control of the use of the healthcare service with the provision of the service, because the patient receives and consumes the benefits granted by the Group as it provides the service. Invoices are generated at that point in time, as services are rendered, with the exception of patients who have medical insurance, which are issued according to the contractual terms agreed with the insurance companies. Uninvoiced amounts are presented as revenue and trade receivables.

Advances are primarily received from patients who do not have medical insurance for healthcare services such as hospitalization. These advances are recognized in revenue as services are rendered over time.

Generally, invoices are payable in average within 120 to 150 days for insurance companies and third parties are charged within 30 to 60 days.

Revenue is recognized when services are rendered. Revenue is recognized over time based on the cost of the services, products and supplies utilized in providing such treatment.

The variable consideration is determined using the expected value with statistics of historical percentages for the last year and is updated at the end of each month.

Advances received were included in trade payable.

Healthcare services revenue is recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The selling price is determined based upon the company’s standard rates or at rates determined under reimbursement arrangements. These arrangements are generally with third parties such as commercial insurers.

Revenue from contracts with third-party payers is recognized to the extent that it is highly probable that a significant reversal in the amount of accrued revenue will not occur. Therefore, the amount of the recognized income is adjusted by the expected claims that are estimated based on the historical data of the issued credit notes.

Some contracts permit the insurers to get discounts for prompt pay. Management works with statistics which are estimated based on historical percentages and these are recognized as a lower value of revenue.

Sale of medicines
Customers acquire control of the medicines, when they are delivered and have been accepted, either as part of the hospitalization or as part of the pharmacy sale.

Invoices are generated at the time the customers receive the medicines and in the case of hospitalization at the time of the medicine is delivered. In general, invoices are payable at the time of issuance and after invoicing, in the case of hospitalized patients.

Revenue is recognized when medicines are delivered and have been accepted by customers at their premises.

Revenue from the sale of medicines delivered during hospitalization is recognized at the estimated net realization amount at the time the medicine is received by the patient.

U.	Cost and expense recognition
The cost of medical services is primarily made up of costs incurred in providing healthcare services, including the cost of medicines, personnel expenses for medical staff, medical consultation fees, surgery fees, depreciation of medical equipment, amortization of software, cost of services provided by third parties, primarily lease payments to third parties for certain of our facilities, service and repair costs at our facilities, custodial and cleaning services and utilities, cost of room services for inpatients, cost of clinical laboratories and technical reserves for healthcare services.
The cost of services provided to insured who are outside the Group’s Clinic Network is recognized as it is incurred.
Other costs and expenses are recognized on an accrual basis regardless of when they are paid and, if any, in the same period in which the related income is recognized.

V.	Finance income and finance costs
The Group’s finance income and finance costs include:

•	Interest income;

•	Interest expense;

•	The net gain or loss on financial assets at FVTPL;

•	The net gain or loss on the disposal of investments in debt securities measured at FVOCI;

•	The foreign currency gain or loss on financial assets and financial liabilities; and

•	The reclassification of net gains and losses previously recognized in OCI on cash flow hedges of interest rate risk and foreign currency risk for borrowings.

W.	Foreign currency transactions and balances
Transactions in foreign currency are those transactions carried out in a currency other than the functional currency. Transactions in foreign currency are translated into functional currency at the exchange rates at the dates of the transactions.
The foreign currency gains or losses, resulting from the payment of such transactions and from the translation of monetary assets and liabilities stated in foreign currency at exchange rates ruling at period-end
closing, are recognized in the consolidated statement of profit or loss and other comprehensive income.
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into soles at the exchange rates at the reporting date. The income and expenses related to foreign operations are translated into soles at the average exchange rate for each month of the year. Foreign currency differences are recognized in OCI and presented in the “translation reserve,” except to the extent that the translation difference is allocated to non-controlling
interest.

X.	Written Put and Call Options in Business combinations
The Group may write a put option or enter into a forward purchase agr eem
ent with
non-controlling
shareholders in an existing subsidiary on their equity interests in that subsidiary or in a subsidiary acquired in a business combination. If the put option or forward granted to the non-controlling
shareholders provides for settlement in cash or in another financial asset by the entity, then the Group recognizes a liability for the present value of the exercise price of the option or of the forward price.

Non-controlling
shareholders with present access to the returns:
If the
non-controlling
shareholders still have present access to the returns associated with the underlying ownership interest, the Group could choose an accounting policy, to be applied consistently, to use one of the following methods:

•
The anticipated-acquisition method: The contract is accounted for as an anticipated acquisition of the underlying non-controlling
interest as if the put option had been exercised already or the forward had been satisfied by the non-controlling
shareholders. This is independent of how the exercise price is determined and how likely it is that the option will be exercised.

•
The present-access method: Under this method,
non-controlling
interest continues to be recognized because the
non-controlling
shareholders still have present access to the returns associated with the underlying ownership interests; therefore, the debit entry is to “other” equity.

Non-controlling
shareholders with no present access to the returns:
If this is the case the Group should apply the anticipated-acquisition method.
Substantially all of the returns associated with the underlying ownership interest are transferred to the parent only if both of the following tests are met:

•	From an economic perspective, the instrument will be exercised in substantially all cases.

•	The sensitivity of the exercise price to the variations in the fair value of the ownership interest is sufficiently low that substantially all of that variation accrues to the parent.
The Group applies the present-access method for all transactions where non-controlling
shareholders still have the present access to the returns associated with the underlying ownership interest.
Subsequent to initial recognition of the liability using the present-access method, the Group chooses an accounting policy to be applied consistently, to recognize changes in the carrying amount of the liability within profit or loss or equity. Subsequent changes in the carrying amount of the liability are recognized in equity.

Y.	Share-based payments
The Company provides share-based payments, which are equity settled, since they provide the participants the right to be compensated with a specific number of Company’s shares instead of receiving a payment based on the value of the Company’s shares.
The grant-date fair value of equity-settled share-based payment arrangements granted to non-executive
members of the Board and employees is generally recognized as an expense on a straight-line method during the vesting period, with a corresponding increase in equity, over the vesting period of the awards.

Z.	IFRS’ new amendments of mandatory application as of the periods beginning on January 1, 2024
The following amendments to IFRS are required to be applied for annual periods beginning on January 1, 2024:

Effective date	New standards or amendments
January 1, 2024	• Non-current Liabilities with Covenants – Amendments IAS 1 and Classification of Liabilities as Current or Non-current – Amendments to IAS 1
• Lease Liability in a Sale and Leaseback – Amendments to IFRS 16
• Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7
The Group adopted these amendments, not generating significant impacts on the consolidated financial statements as of December 31, 2024.

AA.	Standards issued but not yet effective
The following accounting pronouncements issued are applicable to annual periods beginning after January 1, 2024, and have not been applied in the preparation of these financial statements. The Company plans to adopt the corresponding accounting pronouncements on their respective dates of application.

Effective date	New standards or amendments
January 1, 2025	• Lack of Exchangeability – Amendments to IAS 21

January 1, 2026	• Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7 • Annual Improvements to IFRS Accounting Standards – Volume 11

January 1, 2027	• IFRS 18 - Presentation and Disclosure in Financial Statements • IFRS 19 - Subsidiaries without Public Accountability: Disclosures

Available for optional adoption/ effective date deferred indefinitely	• Sale or Contribution of Assets between an Investor and its Associate or Joint Venture – Amendments to IFRS 10 and IAS 28.
IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements.

•
Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.

•	Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements.

•	Enhanced guidance is provided on how to group information in the financial statements.
In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Group is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as ‘other’.
Other accounting standards
The following new and amended accounting standards are not expected to have a sig nific
ant impact on the Group’s consolidated financial statements.

•	Lack of Exchangeability (Amendments to IAS 21).

•	Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7).

BB.	Sustainability policy pronouncements not yet effective
The following pronouncements issued are applicable for the preparation of financial statements and sustainability reports.

New IFRS of Sustainability	Effective date
IFRS S1 General Requirements for Disclosures about Sustainability Disclosures Related to Financial Information	Annual periods beginning on or after January 1, 2024. Early adoption is permitted with the joint application of IFRS S2.

IFRS S2 Climate-related Disclosures	Annual periods beginning on or after January 1, 2024. Early adoption is permitted with the joint application of IFRS S1.
The Group is evaluating these standards, since it is not obliged to adopt it. These sustainability standards have not yet been approved in the countries where the Company and its subsidiaries are domiciled.